Securities Available for Sale - Amortized Cost and Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Available-for-sale Securities, Fair Value to Amortized Cost Basis [Abstract]
Amortized	$ 1,399,087	$ 1,351,157	$ 1,491,674
Gross Unrealized Gains	8,546	4,846	9,803
Gross Unrealized Losses	(5,125)	(14,761)	(21,028)
Fair Value	1,402,508	1,341,242	1,480,449
U.S. Treasury securities
Available-for-sale Securities, Fair Value to Amortized Cost Basis [Abstract]
Amortized	271,753	222,868	0
Gross Unrealized Gains	3,724	31	0
Gross Unrealized Losses	0	(174)	0
Fair Value	275,477	222,725	0
U.S. Agency securities
Available-for-sale Securities, Fair Value to Amortized Cost Basis [Abstract]
Amortized	74,345	0
Gross Unrealized Gains	456	0
Gross Unrealized Losses	0	0
Fair Value	74,801	0
States and political subdivision securities
Available-for-sale Securities, Fair Value to Amortized Cost Basis [Abstract]
Amortized	2,107	2,188	3,513
Gross Unrealized Gains	1	1	19
Gross Unrealized Losses	0	0	0
Fair Value	2,108	2,189	3,532
Corporate debt securities
Available-for-sale Securities, Fair Value to Amortized Cost Basis [Abstract]
Amortized	4,996	11,732	11,889
Gross Unrealized Gains	66	141	133
Gross Unrealized Losses	0	0	(9)
Fair Value	5,062	11,873	12,013
Other
Available-for-sale Securities, Fair Value to Amortized Cost Basis [Abstract]
Amortized	1,006	1,006	5,449
Gross Unrealized Gains	33	34	17
Gross Unrealized Losses	0	0	(6)
Fair Value	1,039	1,040	5,460
Government National Mortgage Association | Mortgage backed-securities, Issued by US Government
Available-for-sale Securities, Fair Value to Amortized Cost Basis [Abstract]
Amortized	945,299	1,113,363	1,470,822
Gross Unrealized Gains	4,266	4,639	9,634
Gross Unrealized Losses	(4,469)	(14,587)	(21,013)
Fair Value	945,096	1,103,415	1,459,443
Federal National Mortgage Association | Mortgage backed-securities, Issued by US Government
Available-for-sale Securities, Fair Value to Amortized Cost Basis [Abstract]
Amortized	48,495	0	1
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	(129)	0	0
Fair Value	48,366	0	$ 1
Small Business Assistance Program | Mortgage backed-securities, Issued by US Government
Available-for-sale Securities, Fair Value to Amortized Cost Basis [Abstract]
Amortized	51,086	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(527)	0
Fair Value	$ 50,559	$ 0